Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY MT VERNON STREET TRUST
Prospectus Date	rr_ProspectusDate	Jan. 29, 2013
A T B C | Fidelity 130/30 Large Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® 130/30 Large Cap Fund/Fidelity Advisor® 130/30 Large Cap Fund A, T, B, C
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 275% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	275.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

		Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Hold Shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with large market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 1000® Index or the S&P 500® Index).
  Normally targeting long positions of 130% of its net assets, and short positions of 30% of its net assets.
  Seeking to reduce the impact of industry weightings on the performance of the fund by considering each industry's weighting in the S&P 500® Index when allocating the fund's investments across industries.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using quantitative analysis to evaluate growth potential, valuation, liquidity, and investment risk, along with fundamental analysis of factors such as each issuer's financial condition, its industry position, and market and economic conditions to select investments.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Short Sales and Leverage Risk. Short sales pose more risk than long positions. Because a short position loses value as the security's price increases, the loss on a short sale is theoretically unlimited. Regulatory bans on certain short selling activities may prevent a fund from fully implementing its strategy. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
		An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

		Visit www.advisor.fidelity.com for updated return information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisor.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	13.77%	September 30, 2009
Lowest Quarter Return	-19.41%	September 30, 2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
		December 31, 2012
A T B C | Fidelity 130/30 Large Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fee (fluctuates based on the fund's performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.57%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend and interest expense on securities sold short	rr_Component1OtherExpensesOverAssets	0.75%	[2]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	1.19%
Total other expenses	rr_OtherExpensesOverAssets	1.94%
Total annual operating expenses	rr_ExpensesOverAssets	2.76%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
1 year	rr_ExpenseExampleYear01	838
3 years	rr_ExpenseExampleYear03	1,382
5 years	rr_ExpenseExampleYear05	1,950
10 years	rr_ExpenseExampleYear10	3,487
1 year	rr_ExpenseExampleNoRedemptionYear01	838
3 years	rr_ExpenseExampleNoRedemptionYear03	1,382
5 years	rr_ExpenseExampleNoRedemptionYear05	1,950
10 years	rr_ExpenseExampleNoRedemptionYear10	3,487
2009	rr_AnnualReturn2009	3.45%
2010	rr_AnnualReturn2010	9.38%
2011	rr_AnnualReturn2011	(3.87%)
2012	rr_AnnualReturn2012	13.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.41%)
A T B C | Fidelity 130/30 Large Cap Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fee (fluctuates based on the fund's performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.57%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Dividend and interest expense on securities sold short	rr_Component1OtherExpensesOverAssets	0.75%	[2]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	1.21%
Total other expenses	rr_OtherExpensesOverAssets	1.96%
Total annual operating expenses	rr_ExpensesOverAssets	3.03%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
1 year	rr_ExpenseExampleYear01	645
3 years	rr_ExpenseExampleYear03	1,253
5 years	rr_ExpenseExampleYear05	1,886
10 years	rr_ExpenseExampleYear10	3,579
1 year	rr_ExpenseExampleNoRedemptionYear01	645
3 years	rr_ExpenseExampleNoRedemptionYear03	1,253
5 years	rr_ExpenseExampleNoRedemptionYear05	1,886
10 years	rr_ExpenseExampleNoRedemptionYear10	3,579
A T B C | Fidelity 130/30 Large Cap Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Management fee (fluctuates based on the fund's performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.57%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividend and interest expense on securities sold short	rr_Component1OtherExpensesOverAssets	0.75%	[2]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	1.20%
Total other expenses	rr_OtherExpensesOverAssets	1.95%
Total annual operating expenses	rr_ExpensesOverAssets	3.52%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Declines over 6 years from 5.00% to 0%.
1 year	rr_ExpenseExampleYear01	855
3 years	rr_ExpenseExampleYear03	1,380
5 years	rr_ExpenseExampleYear05	2,026
10 years	rr_ExpenseExampleYear10	3,544
1 year	rr_ExpenseExampleNoRedemptionYear01	355
3 years	rr_ExpenseExampleNoRedemptionYear03	1,080
5 years	rr_ExpenseExampleNoRedemptionYear05	1,826
10 years	rr_ExpenseExampleNoRedemptionYear10	3,544
A T B C | Fidelity 130/30 Large Cap Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management fee (fluctuates based on the fund's performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.57%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividend and interest expense on securities sold short	rr_Component1OtherExpensesOverAssets	0.75%	[2]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	1.17%
Total other expenses	rr_OtherExpensesOverAssets	1.92%
Total annual operating expenses	rr_ExpensesOverAssets	3.49%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	On Class C shares redeemed less than one year after purchase.
1 year	rr_ExpenseExampleYear01	452
3 years	rr_ExpenseExampleYear03	1,071
5 years	rr_ExpenseExampleYear05	1,812
10 years	rr_ExpenseExampleYear10	3,765
1 year	rr_ExpenseExampleNoRedemptionYear01	352
3 years	rr_ExpenseExampleNoRedemptionYear03	1,071
5 years	rr_ExpenseExampleNoRedemptionYear05	1,812
10 years	rr_ExpenseExampleNoRedemptionYear10	3,765
A T B C | Fidelity 130/30 Large Cap Fund | Return Before Taxes | Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	6.99%
Life of class	rr_AverageAnnualReturnSinceInception	(5.86%)	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
A T B C | Fidelity 130/30 Large Cap Fund | Return Before Taxes | Class T
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class T - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	9.36%
Life of class	rr_AverageAnnualReturnSinceInception	(5.61%)	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
A T B C | Fidelity 130/30 Large Cap Fund | Return Before Taxes | Class B
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class B - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	7.76%
Life of class	rr_AverageAnnualReturnSinceInception	(5.78%)	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
A T B C | Fidelity 130/30 Large Cap Fund | Return Before Taxes | Class C
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	11.76%
Life of class	rr_AverageAnnualReturnSinceInception	(5.38%)	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
A T B C | Fidelity 130/30 Large Cap Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	6.91%
Life of class	rr_AverageAnnualReturnSinceInception	(5.90%)	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
A T B C | Fidelity 130/30 Large Cap Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	4.65%
Life of class	rr_AverageAnnualReturnSinceInception	(4.90%)	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
A T B C | Fidelity 130/30 Large Cap Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Past 1 year	rr_AverageAnnualReturnYear01	16.00%
Life of class	rr_AverageAnnualReturnSinceInception	3.90%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008

[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Dividend expense on securities sold short refers to paying the value of dividends to the securities' lenders. This expense will be substantially offset by market value gains after the dividends are announced. Interest expense on securities sold short arises from the use of short sale proceeds to invest more than 100% of the fund's net assets in long positions. A significant portion of this expense is offset by stock lending rebates from the prime broker, as reflected in the fee table.
[3]	Declines over 6 years from 5.00% to 0%.
[4]	On Class C shares redeemed less than one year after purchase.
[5]	From March 31, 2008.